CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,044	$ 2,200
Accounts receivable, net of allowance for doubtful accounts of $12 and $20 at December 31, 2012 and December 31, 2011	107	117
Inventory, net of reserves of $ 52 and $64 at December 31, 2012 and 2011, respectively	524	520
Other current assets	198	54
Total current assets	1,873	2,891
Property and equipment, net	1,274	1,033
Other assets	331	386
Total noncurrent assets	1,605	1,419
TOTAL ASSETS	3,478	4,310
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term notes payable	79	30
Current portion of long-term debt	4	25
Notes payable - past due	419	362
Accounts payable	765	1,102
Accrued liabilities	1,038	757
Deferred revenue	40	453
Total current liabilities	2,345	2,729
Long-term loan payable, less current portion	0	4
TOTAL LIABILITIES	2,345	2,733
STOCKHOLDERS' EQUITY :
Common stock, $.001 par value; 145,000 and 100,000 shares authorized, 62,282 and 52,211 shares issued and outstanding as of December 31, 2012 and 2011, respectively	62	52
Additional paid-in capital	93,273	86,614
Treasury stock, at cost	(104)	(104)
Accumulated deficit	(92,098)	(85,089)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' EQUITY	1,133	1,473
Non-controlling interest	0	104
TOTAL STOCKHOLDERS' EQUITY	1,133	1,577
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,478	$ 4,310